Schedule of Investments (unaudited) January 31, 2022	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.3%
B3 SA - Brasil Bolsa Balcao	17,934,965	$49,379,332
Notre Dame Intermedica Participacoes SA	5,691,858	76,318,768
Petroleo Brasileiro SA, ADR	3,732,292	49,826,098
Sendas Distribuidora SA	14,323,170	33,797,729

		209,321,927

China — 30.1%
Alibaba Group Holding Ltd., ADR(a)(b)	359,276	45,193,328
Aluminum Corp. of China Ltd., Class H(a)	50,972,000	26,824,848
Anhui Conch Cement Co. Ltd., Class H	4,452,500	23,551,615
Anhui Honglu Steel Construction Group Co. Ltd.	3,925,834	30,605,170
BOC Hong Kong Holdings Ltd.	16,199,000	62,549,803
China Construction Bank Corp., Class H	132,165,000	101,416,587
China Mengniu Dairy Co. Ltd.	12,892,000	76,199,750
China Molybdenum Co. Ltd., Class A	10,675,045	8,856,036
China Molybdenum Co. Ltd., Class H	30,609,000	15,729,149
China Petroleum & Chemical Corp., Class H	118,660,000	62,129,168
China Resources Gas Group Ltd.	8,042,000	40,225,213
China Yangtze Power Co. Ltd., Class A	9,682,739	33,393,316
East Money Information Co. Ltd., Class A	2,976,600	14,864,730
Eve Energy Co. Ltd., Class A	1,769,341	26,632,150
GoerTek, Inc., Class A	3,446,561	25,966,695
Haier Smart Home Co. Ltd., Class A	11,970,621	52,740,835
Hangzhou Silan Microelectronics Co. Ltd.	3,461,647	28,109,227
Han’s Laser Technology Industry Group Co. Ltd., Class A	3,847,254	28,866,302
JD.com, Inc., ADR(a)	1,477,493	110,634,676
JD.com, Inc., Class A(a)	353,340	13,392,077
Kanzhun Ltd., ADR(a)	777,864	23,561,500
KE Holdings, Inc., ADR(a)	1,425,003	31,050,815
Li Ning Co. Ltd.	4,568,500	44,579,419
Linklogis, Inc., Class B(a)(b)(c)	16,473,000	18,006,974
Longfor Group Holdings Ltd.(c)	10,893,500	65,348,204
Meituan, Class B(a)(c)	4,388,600	130,930,998
PetroChina Co. Ltd., Class A	40,795,700	32,423,767
Shandong Linglong Tyre Co. Ltd., Class A	3,888,464	18,812,507
Shenzhen Inovance Technology Co. Ltd., Class A	2,349,292	22,471,585
Sungrow Power Supply Co. Ltd., Class A	1,244,937	22,579,376
Tencent Holdings Ltd.	1,422,300	89,124,553
Tencent Holdings Ltd., ADR	707,012	44,216,530
WuXi AppTec Co. Ltd., Class A	2,486,700	41,319,061
Wuxi Biologics Cayman, Inc.(a)(c)	2,172,500	21,774,455
Yum China Holdings, Inc.	844,403	40,674,892

		1,474,755,311

Egypt — 0.3%
Commercial International Bank Egypt SAE(a)	3,785,274	12,407,195

Hong Kong — 1.8%
AIA Group Ltd.	3,139,400	32,774,740
JS Global Lifestyle Co. Ltd.(c)	12,522,000	20,010,845
SJM Holdings Ltd.(a)(b)	58,806,000	37,846,113

		90,631,698

India — 9.6%
Axis Bank Ltd.(a)	8,945,207	93,679,588
Bandhan Bank Ltd.(c)	9,037,287	38,491,181
Godrej Properties Ltd.(a)	1,361,017	31,484,993
HDFC Bank Ltd.	3,804,140	76,505,398
ICICI Prudential Life Insurance Co. Ltd.(c)	5,554,090	41,883,807
Infosys Ltd.	404,971	9,528,036
Infosys Ltd., ADR	2,833,943	66,796,037

Security	Shares	Value

India (continued)
InterGlobe Aviation Ltd.(a)(c)	1,550,818	$38,844,191
UltraTech Cement Ltd.	465,413	45,232,818
Zee Entertainment Enterprises Ltd.	7,173,790	28,058,738

		470,504,787

Indonesia — 2.5%
Astra International Tbk PT	100,122,200	38,319,463
Bank Central Asia Tbk PT	87,551,600	46,568,436
Telkom Indonesia Persero Tbk PT	132,974,900	38,945,094

		123,832,993

Italy — 0.6%
PRADA SpA	4,763,300	29,126,846

Kazakhstan — 1.0%
Kaspi.KZ JSC, GDR	552,561	47,270,392

Malaysia — 0.5%
Public Bank BHD	24,619,300	24,799,114

Mexico — 3.3%
Cemex SAB de CV(a)	18,603,318	11,363,283
Cemex SAB de CV, ADR(a)(b)	8,185,537	50,095,487
Grupo Aeroportuario del Pacifico SAB de CV, ADR	134,118	18,426,472
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,034,158	27,967,207
Grupo Aeroportuario del Sureste SAB de CV, ADR	5,614	1,140,540
Grupo Aeroportuario del Sureste SAB de CV, Class B	921,833	18,665,018
Grupo Financiero Banorte SAB de CV, Class O	5,425,427	34,386,287

		162,044,294

Panama — 1.0%
Copa Holdings SA, Class A(a)	608,918	50,893,366

Peru — 1.0%
Credicorp Ltd.	332,514	47,622,655

Poland — 1.3%
Bank Polska Kasa Opieki SA	1,111,299	37,029,959
Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,279,571	26,685,369

		63,715,328

Russia — 6.5%
Fix Price Group Ltd., GDR	3,885,679	22,181,340
Gazprom PJSC	12,484,492	53,942,052
LUKOIL PJSC	57,856	5,112,025
LUKOIL PJSC, ADR	720,598	64,529,853
Magnit PJSC	668,640	43,617,741
Ozon Holdings PLC, ADR(a)	1,007,480	20,824,612
Sberbank of Russia PJSC	3,718,345	12,814,238
Sberbank of Russia PJSC, ADR	4,078,203	57,208,930
TCS Group Holding PLC, GDR	530,668	38,293,412
TCS Group Holding PLC, Registered Shares	24,396	1,756,617

		320,280,820

Saudi Arabia — 2.8%
Al Rajhi Bank	1,144,868	45,465,657
Saudi National Bank	4,562,613	89,746,752

		135,212,409

South Africa — 0.9%
Sanlam Ltd	10,664,348	43,815,093

South Korea — 10.6%
Hana Financial Group, Inc.	662,558	24,964,114
Kakaopay Corp., (Acquired 10/22/21, Cost: $11,915,194)(d)	154,288	15,714,210

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
KB Financial Group, Inc.	1,130,097	$56,007,240
Korea Zinc Co. Ltd.	64,450	27,415,606
Samsung Electronics Co. Ltd.	4,991,966	310,495,684
SK Hynix, Inc.	396,641	41,055,418
SK Innovation Co. Ltd.(a)	233,676	42,886,082

		518,538,354

Taiwan — 9.7%
Accton Technology Corp.	6,107,000	58,973,196
ASMedia Technology, Inc.	228,000	13,146,571
Taiwan Semiconductor Manufacturing Co. Ltd.	17,287,000	399,709,780
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,147	4,800,597

		476,630,144

Thailand — 2.9%
Advanced Info Service PCL, NVDR	6,013,000	39,941,591
Airports of Thailand PCL, NVDR(a)	15,819,000	30,469,856
Bangkok Bank PCL, NVDR	6,280,600	25,694,831
PTT PCL, NVDR	39,953,900	47,170,398

		143,276,676

United Arab Emirates — 0.6%
Emaar Properties PJSC	22,527,942	30,018,016

United States — 0.7%
Albemarle Corp.	149,083	32,908,581

Total Common Stocks — 92.0% (Cost: $4,365,419,132)		4,507,605,999

Preferred Securities

Preferred Stocks — 0.5%

Brazil — 0.5%
Banco Nacional SA, Preference Shares(e)	42,567,626	80
Petroleo Brasileiro SA, Preference Shares	3,977,589	24,232,125

		24,232,205

Total Preferred Securities — 0.5% (Cost: $24,816,567)		24,232,205

Total Long-Term Investments — 92.5% (Cost: $4,390,235,699)		4,531,838,204

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)	336,704,950	$336,704,950
SL Liquidity Series, LLC, Money Market Series, 0.17%(f)(g)(h)	37,266,480	37,270,207

		373,975,157

	Par (000)

Time Deposits — 0.0%

United States — 0.0%
SEB, Stockholm, 0.08%, 03/01/22	$163	163,012

Total Short-Term Securities — 7.7% (Cost: $374,138,169)		374,138,169

Total Investments — 100.2% (Cost: $4,764,373,868)		4,905,976,373

Liabilities in Excess of Other Assets — (0.2)%		(7,700,346)

Net Assets — 100.0%		$4,898,276,027

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $15,714,210, representing 0.3% of its net assets as of period end, and an original cost of $11,915,194.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$321,271,043	$15,433,907	(a)	$—	$—	$—	$336,704,950	336,704,950	$12,999		$—
SL Liquidity Series, LLC, Money Market Series	10,450,481	26,829,827	(a)	—	(10,101)	—	37,270,207	37,266,480	59,730	(b)	—

					$(10,101)	$—	$373,975,157		$72,729		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Emerging Markets Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index.	2,535	03/18/22	$155,243	$(1,627,862)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23	$59,986,287	$4,977,270	(c)	$64,984,821	1.2%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	9,564,841	902,505	(e)	10,481,116	0.2

					$5,879,775		$75,465,937

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(21,264) of net dividends and financing fees.
(e)	Amount includes $(13,770) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	60 basis points	95-125 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Standard Chartered PLC.	8,923,117	$64,984,821	100.0%

Net Value of Reference Entity — HSBC Bank PLC.		$64,984,821

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Brazil
Saudi Tadawul Group Holding	120,174	$5,188,888	49.5%

Egypt
Commercial International Bank Egypt SAE	1,614,590	5,292,228	50.5

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$10,481,116

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$209,321,927	$—	$—	$209,321,927
China	335,556,954	1,139,198,357	—	1,474,755,311
Egypt	—	12,407,195	—	12,407,195
Hong Kong	—	90,631,698	—	90,631,698
India	66,796,037	403,708,750	—	470,504,787
Indonesia	—	123,832,993	—	123,832,993
Italy	—	29,126,846	—	29,126,846
Kazakhstan	—	47,270,392	—	47,270,392
Malaysia	—	24,799,114	—	24,799,114
Mexico	162,044,294	—	—	162,044,294
Panama	50,893,366	—	—	50,893,366
Peru	47,622,655	—	—	47,622,655
Poland	—	63,715,328	—	63,715,328
Russia	20,824,612	299,456,208	—	320,280,820
Saudi Arabia	89,746,752	45,465,657	—	135,212,409
South Africa	—	43,815,093	—	43,815,093
South Korea	—	518,538,354	—	518,538,354
Taiwan	4,800,597	471,829,547	—	476,630,144
Thailand	—	143,276,676	—	143,276,676
United Arab Emirates	—	30,018,016	—	30,018,016
United States	32,908,581	—	—	32,908,581
Preferred Securities
Preferred Stocks	24,232,125	—	80	24,232,205
Short-Term Securities
Money Market Funds	336,704,950	—	—	336,704,950
Time Deposits	—	163,012	—	163,012

	$1,381,452,850	$3,487,253,236	$80	4,868,706,166

Investments Valued at NAV(a)				37,270,207

				$4,905,976,373

Derivative Financial Instruments(b)
Assets
Equity Contracts	$—	$5,879,775	$—	$5,879,775
Liabilities
Equity Contracts	(1,627,862)	—	—	(1,627,862)

	$(1,627,862)	$5,879,775	$—	$4,251,913

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Emerging Markets Fund, Inc.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

SEB	SEB Securities Inc.

5